ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables and accrued liabilities	$ 163,390	$ 263,988	$ 86,826
Accrued interest payable	105,498	48,602
Drilling Advances		0	221,834
Crude oil and natural gas distributions payable	144,181	949	26,458
Total current liabilities	$ 731,930	$ 313,539	$ 335,118